Economic Activity	12 Months Ended
Dec. 31, 2024
Disclosure of Reporting Entity Economic Activity Information [Abstract]
Economic Activity
1.	Economic Activity

A.	Business activity
Auna S.A. (hereinafter the “Company” or “Auna”) is a subsidiary of Enfoca Group (ultimate controlling party), which holds a share capital of 68.26% acquired through different mechanisms. The Company is the controlling parent of a group of operating and pre-operating
companies focused on the healthcare sector.
Auna S.A., as a Company, was incorporated on April 25, 2022, and organized under the laws of Luxembourg as a Société anonyme for an unlimited period.
Prior to July 6, 2023, the Company was incorporated in 2008 in Peru as an openly held corporation (sociedad anónima abierta) named Auna S.A.A. On July 6, 2023, the Company redomiciled to Luxembourg by way of a merger into Auna S.A., a limited liability company incorporated and existing under the laws of the Grand Duchy of Luxembourg, registered with the Luxembourg Trade and Companies Register under number B267590, with Auna S.A. continuing as the surviving entity.
The Company’s registered office is 6, rue Jean Monnet,
L-2180
Luxembourg, Grand Duchy of Luxembourg. The Company and its subsidiaries together are also referred to in these consolidated financial statements as the “Group”. The Group is a healthcare service provider primarily focused on services that provide cancer treatment through its subsidiary Oncosalud S.A.C., inpatient hospitals, outpatient care centers and specialized medical centers in Peru. Since the end of 2018 it has operated in Colombia through Promotora Médica Las Américas S.A. (hereinafter “PMLA”); since September 1, 2020 through Clínica Portoazul; and since April 21, 2022 through Oncomedica S.A. In February 2022, the Group established a holding company in Mexico, named Grupo Salud Auna Mexico S.A. de C.V. (hereinafter “Auna Mexico”), focused on healthcare investments. On October 5, 2022, the Group through Auna Mexico acquired Hospital y Clinica OCA S.A. de C.V., and on February 1, 2023 it acquired Dentegra Seguros Dentales, S.A. (hereinafter “Dentegra”). The structure of the Group is detailed in note 28.
Initial Public Offering
On March 21, 2024, the Group completed its initial public offering (the “IPO”) of 30,000,000 shares of Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. The Group received net proceeds from the IPO of S/ 1,267,794 thousand (equivalent to US$ 342,000 thousand), after deducting underwriting discounts and commissions, and S/ 61,769 thousand in offering-related expenses.

B.	Approval of the consolidated financial statements
The consolidated financial statements as of December 31, 2024, 2023 and 2022 were approved for issuance by the Board of Directors on April 10, 2025.

C.	Acquisition of subsidiaries

i.	Dentegra Seguros Dentales, S.A.
On September 3, 2021, Auna S.A. signed a share purchase agreement (hereinafter the “SPA”) with the shareholders of Dentegra for the acquisition of 100% of shares, obtaining control over the entity. The transaction closing date was on February 1, 2023.
Dentegra specializes in providing dental and vision ins
uran
ce in Mexico. The entity’s registered office is in Mexico City. The acquisition is expected to provide the Group with a presence in the insurance market in Mexico.

This acquisition was recorded using the acquisition method of accounting. Under this method, assets and liabilities were recorded at their estimated fair values at the date of purchase, including identifiable intangibles not recorded in the statement of financial position of the acquired entity. The transaction costs associated with the acquisition of S/ 1,709 thousand were recorded as an expense and presented under “administrative expenses” in the consolidated statement of income and other comprehensive income. The fair value of the acquired net assets are presented below:
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		4,310
Other accounts receivables		1,868
Other investments		65,605
Intangible assets	12	3,411
Property, furniture and equipment	11	358
Deferred tax assets		1,484
Trade accounts payable and other accounts payable		(30,417)
Insurance contract liabilities	32	(2,299)

Total identifiable net assets acquired		44,320

Other accounts receivable include gross contractual amounts of S/ 1,868 thousand. As of the date of acquisition, there were no expected uncollectable amounts.
The other investments mainly correspond to investments in sovereign debt securities measured at FVOCI. As of December 31, 2023, other investments amounted to S/ 93,421 thousand.
The Group agreed to a price adjustment of S/ 1,347 thousand (equivalent to MXN 6,356 thousand) which was fully paid to the selling shareholders in July 2023 for an amount of S/ 1,368 thousand which includes an exchange difference of S/ 21 thousand.
The following table summarizes the fair value at the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	64,304
Account payables to former shareholder	1,347

Total consideration transferred	65,651

This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	65,651
(Less)
Fair value of identifiable net assets	(44,320)

Goodwill	21,331

The Group has recorded a goodwill on the acquisition of S/ 21,331 thousand in the Healthcare Services in Mexico segment as part of the “intangibles assets” account in the consolidated statement of financial position. None of the goodwill recognized is expected to be deductible for tax p urp
oses.

Factors that explain the transaction and the goodwill are related to the business model of the acquired entity, which specializes in providing dental and vision insurance. According to Management, the Group intended to acquire an entity highly experienced in insurance, which would allow the Group to have a strategic position in the health insurance sector in Mexico. In addition, goodwill represents other synergies in operating efficiencies expected to be achieved from the mix of operations and other efficiencies not included in intangibles.
The purchase accounting as of the date of these financial statements is complete.
For the period ended December 31, 2023, the entity contributed revenues of S/ 102,916 thousand and profit before tax of S/ 30,882 thousand to the Group’s results.
If the acquisition had been made as of January 1, 2023, revenues would have amounted to S/ 3,884,448 thousand and loss before tax for the year would have amounted to S/ 123,032 thousand in the consolidated statement of income and other comprehensive income.
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	64,304
Cash and cash equivalents from the entity	(4,310)

Net cash flows incurred	59,994

Measurement of fair values
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets acquired	Valuation technique
Trademark
“Dentegra” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.

The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).

ii.	Hospital y Clínica OCA, S.A. de C.V., DRJ Inmuebles, S.A. de C.V., Inmuebles JRD 2000, S.A. de C.V. and Tovleja HG, S.A. de C.V.
On October 5, 2022, Grupo Salud Auna México, S.A. de C.V. signed a share purchase agreement (hereinafter the “SPA”) with the shareholders of Hospital y Clínica OCA, S.A. de C.V., DRJ Inmuebles, S.A. de C.V., Inmuebles JRD 2000, S.A. de C.V. and Tovleja HG, S.A. (hereinafter the “entities”) for the acquisition of 100% of shares, obtaining control over the entities. Additionally, a group of properties was acquired as part of the acquisition. The transaction closing date was on October 5, 2022.
The entities are engaged in the direct provision of healthcare services. The entities registered office is in the city of Monterrey - Mexico. The acquisition is expected to provide the Group with an entry into the healthcare services market in Mexico.
Grupo Salud Auna México, S.A. de C.V. signed a loan agreement with Santander México, Bank and HSBC México Bank and a loan with the former shareholder for an amount of S/ 1,385,045 thousand (equivalent to US$ 350,000 thousand) and a capital contribution from shareholders, which were used to pay for the acquisition.
This acquisition was recorded using the acquisition method of accounting. Under this method, assets and liabilities were recorded at their estimated fair values at the date of purchase, including identifiable intangibles not recorded in the statement of financial position of the acquired entity. The transaction costs associated with the acquisition to S/ 24,481 thousand were recorded as an expense and presented under “administrative expenses” in the consolidated statement of income and other comprehensive income. The fair values of the acquired net assets are presented below:
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		17,792
Trade accounts receivable and other accounts receivables		70,549
Inventory		10,009
Intangible assets	12	606,620
Property, furniture and equipment	11	1,083,894
Investment properties		4,647
Trade accounts payable and other accounts payable		(97,279)
Loans and borrowings	15	(13,830)
Contingent liabilities	18	(14,119)
Deferred tax liability	14	(410,754)

Total identifiable net assets acquired		1,257,529

Trade accounts receivable and other accounts receivable include gross contractual amounts due of S/ 80,749 thousand. As of the date of acquisition, S/ 10,200 thousand was expected to be uncollectable.
The Group has agreed with the selling shareholders to defer a portion of the purchase price (holdback) in an amount of S/ 93,317 thousand (e quiv
alent to US$ 23,615 thousand) for a period of 450 days and subject to compensation for any indemnification claims at the date of payment. In June 2023, the Group adjusted the purchase price of the acquisition of Hospital y Clínica OCA consummated in October 2022 in accordance with the SPA for S/ 8,193 thousand (equivalent to US$ 1,933 thousand) as a lower holdback and goodwill. As of December 31, 2023, the deferred portion of the purchase price amounts to S/ 85,124 thousand (equivalent to US$ 21,682 thousand). This amount does not include interest accrued of S/ 5,018 thousand (equivalent to US$ 1,356 thousand) and a lower exchange difference of S/ 4,877 thousand. In September 2024 the Group derecognized of a portion of holdback at the acquisition of OCA to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA) of S/ 46,613 thousand (note 22(d)).

The following table summarizes the fair value as of the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	2,589,679
Holdback	93,317

Total consideration transferred / to be transferred	2,682,996

This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	2,682,996
Purchase price adjustment	(8,193)
(Less)
Fair value of identifiable net assets	(1,257,529)

Goodwill	1,417,274

The Group, through its subsidiary Grupo Salud Auna México, S.A. de C.V., has recorded a goodwill on the acquisition of S/ 1,417,274 thousand in the Healthcare Services in Mexico segment as part of the “intangibles assets” account in the consolidated statement of financial position. None of the goodwill recognized is expected to be deductible for tax purposes.
Factors that explain the transaction and the goodwill are related to the business model of the acquired companies, which are a group of clinics that provide healthcare services. According to Management, the Group looked to acquire an entity highly experienced in healthcare services, which would allow the Group to have a strategic position in the health sector in Mexico. In addition, goodwill represents other synergies in operating efficiencies expected to be achieved from the mix of operations and other efficiencies not included in intangibles.
The purchase accounting as of the date of these financial statements is complete.
For the period ended December 31, 2022, the entities contributed revenues of S/ 216,121 thousand and profit before tax of S/ 34,206 thousand to the Group’s results.
If the acquisition had been made as of January 1, 2022, revenues would have amounted to S/ 3,030,375 thousand and profit before tax for the period 2022 would have amounted to S/ 101,852 thousand in the consolidated statement of income and other comprehensive income.
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	2,589,679
Cash and cash equivalents from the entities	(17,792)

Net cash flows incurred	2,571,887

Measurement of fair values
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets and liabilities acquired	Valuation technique
Trademarks
“Oca” and “Doctors” are trademarks of the acquired group. These brands have a local presence and offer a broad portfolio of healthcare services to their patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brands.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brands was estimated for the years 2022-2027. As of 2028, a growth of 2.3% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life.

The royalty rate used for brand valuation was 2.5%. This royalty rate was obtained from comparable companies.

Brands valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).

Customer relationship
Contracts agreed with doctors in connection with the healthcare services, mainly, in which a number of services are contracted for an established population. It is considered that they meet the criteria established for the recognition of said intangible asset.

The multi-period excess earnings method (“MPEEM”) within the income approach is the most appropriate to value this asset. The MPEEM determines the value of an intangible as the present value of the incremental after-tax
cash flows attributable only to the subject intangible after deducting the Contributory Asset Charges (CAC). The concept behind the CAC is that an intangible ‘rents’ or ‘leases’ from a hypothetical third party all the assets it requires to produce the cash flows resulting from its development, that each project leases only those assets it needs (including trading elements) and not those it does not need, and that each project pays to the owner of the assets a fair return (where appropriate) on the value of the leased assets.

Property, furniture and equipment and Investment properties	Market comparison technique and cost technique: The valuation model considers market prices quoted for similar items when they are available, and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration, as well as functional and economic obsolescence.

iii.	Oncomedica S.A.
On January 18, 2022, Auna Colombia S.A.S. signed a share purchase agreement (hereinafter SPA) with the shareholders of On comedic
a S.A. for the acquisition of 70% of shares (735,909,887 shares) of Oncomedica S.A., obtaining an interest of 70% and obtaining control. The transaction closing date was on April 21, 2022.

Oncomedica S.A. and its subsidiaries are engaged in the direct provision of healthcare services and other healthcare-related services. Oncomedica S.A.’s registered office is in the city of Montería, Colombia. The acquisition is expected to provide the Group with an increased share of the healthcare services market in Colombia.
Auna Colombia S.A.S. signed a loan agreement with JPMorgan Chase Bank, S.A. for an amount of S/ 205,628 thousand (equivalent to US$ 55,500 thousand) which was used to pay for the acquisition of Oncomedica S.A.
This acquisition was recorded using the acquisition method of accounting. Under this method, assets and liabilities were recorded at their estimated fair values at the date of purchase, including identifiable intangibles not recorded in the statement of financial position of the acquired entity. The transaction costs associated with the acquisition of S/ 1,195 thousand were recorded as an expense and presented under “administrative expenses” in the consolidated statement of income and other comprehensive income. The fair values of the acquired net assets are presented below:
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		15,966
Trade accounts receivable and other accounts receivables		198,129
Inventory		5,324
Intangible assets	12	66,053
Property, furniture and equipment	11	168,501
Right-of-use assets	13	21,679
Trade accounts payable and other accounts payable		(126,372)
Loans and borrowings	15	(48,440)
Lease liabilities	13	(21,551)
Deferred tax liability	14	(32,952)

Total identifiable net assets acquired		246,337

Trade accounts receivable and other accounts receivable include gross contractual amounts due of S/ 286,465 thousand. As of the date of acquisition, S/ 88,336 thousand was expected to be uncollectable.
The Group has agreed to pay the selling shareholders a contingent consideration from S/ 73,439 thousand (equivalent to COP 74,031 million) to S/ 122,397 thousand (equivalent to COP 123,384 million) if the acquiree’s EBITDA for 2022 is between S/ 85,471 thousand (equivalent to COP 86,160 million) and S/ 116,355 thousand (equivalent to COP 117,203 million). As of the date of the acquisition, the Group has estimated the fair value of the consideration at S/ 79,461 thousand (COP 80,101,345 thousand). The Group is in the process of negotiating the payment date, which is expected to be made within the first quarter of 2024.
To guarantee the payment of the contingent consideration, on the closing date, the SPA established a bank guarantee to be provided by the acquirer to the sellers. In this regard, the Group has deposited S/ 94,526 thousand (COP 100,000 million) in a trust fund, which has been accounted for as other financial assets and included in other assets in the consolidated financial statement position. This amount has increased on this balance by S/ 675 thousand due to a higher exchange rate difference, see note 6(c).

The following table summarizes the fair value as of the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	396,800
Contingent consideration	79,461

Total consideration transferred	476,261

The SPA establishes put and call options for the shares owned by the non-controlling
interest (NCI) (hereinafter “put and call”) that could be exercised if certain precedent conditions are met for:

•	The non-controlling shareholders with 10.89% interest during the three years after the closing date.

•	The non-controlling shareholders with 15.95% interest during the third year after closing date.
Considering the precedent conditions, the NCI still has access to the returns associated with the underlying ownership interest. Therefore, the Company used the present-access method to recognize the put liability at its fair value in “other accounts payable” for S/ 161,915 thousand against “merge and other reserves” in equity.
As of December 31, 2022, the balance of the put liability is S/ 136,938 thousand after recognizing the changes in fair value of S/ 9,666 thousand in “merger and other reserves” and the decrease in this balance due to changes in the COP exchange rate to soles of S/ 34,643 thousand. During 2024, the Group has determined that the precedent conditions of the put liability have not been and will not be exercised.
This acquisition resulted in a goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	476,261
Non-controlling interest	73,901
(Less)
Fair value of identifiable net assets	(246,337)

Goodwill	303,825

The Group, through its subsidiary Auna Colombia S.A.S., has recorded goodwill on the acquisition of Oncomedica S.A. of S/ 303,825 thousand in the Healthcare Services in Colombia segment as part of the “intangibles assets” account in the consolidated statement of financial position. None of the goodwill recognized is expected to be deductible for tax purposes.
Factors that explain the transaction and the goodwill are related to the business model of the acquired company, which is a clinic that provides integral care to oncological patients. The Group looked to acquire an entity highly experienced in the specialty of oncology, which would allow the Group to have a strategic position in the health sector in this part of Colombia. In addition, goodwill represents other synergies in operating efficiencies that are expected to be achieved from the combination of operations and other efficiencies not included in intangibles.
The purchase accounting as of the date of these financial statements is complete.
According with the accounting policy choice used by Management for non-controlling
interest measurement, the Group recognizes
non-controlling
interests in the acquiree based on the
non-controlling
interest’s pr
oportio
nate share of the acquired entity’s net identifiable assets.

For the period ended December 31, 2022, Oncomedica S.A. and its subsidiaries contributed revenues of S/ 210,323 thousand and profit before tax of S/ 55,233 thousand to the Group’s results.
If the acquisition had been made as of January 1, 2022, revenues would have amounted to S/ 2,533,991 thousand and losses before tax for the period 2022 would have amounted to S/ 34,394 thousand in the consolidated statement of income and other comprehensive income.
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred	396,800
Cash and cash equivalents from Oncomedica S.A. and Subsidiaries	(15,966)

Net cash flows incurred	380,834

Measurement of fair values
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets and liabilities acquired	Valuation technique
Trademarks
IMAT is the trademark of the acquired group. This brand has a local presence and offers a broad portfolio of healthcare services to patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Company considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the IMAT brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of IMAT was estimated for the years 2022-2027, and as of 2028, a growth of 2.93% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life.

The royalty rate used for brand valuation is 2.70%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in COP (WACC) by estimating a cost of debt (Kd) and equity (CoK). Additionally, a premium of 1.0% will be considered on the WACC related to the lower liquidity of the intangible asset compared to other assets (considered discount rate of 14.03%).

Property, furniture and equipment	Market comparison technique: The valuation model considers market prices quoted for similar items when they are available.

Loans and borrowings	Oncomedica S.A. and its subsidiaries’ loans and borrowings are private debt. Due to this, Management has used a valuation technique that maximizes the use of relevant observable inputs and has considered the contractual cash flows of the remaining debt discounted at the rate that best represents Oncomedica S.A. and its subsidiaries’ credit risk at the acquisition date.

D.	Regulatory agency for private healthcare services
Oncosalud S.A.C. is an indirect subsidiary of the Company. It is supervised by the Superintendencia Nacional de Salud - SUSALUD (Peruvian Board of Health). SUSALUD authorizes, regulates and supervises the operations of entities that provide healthcare services.
In the case of PMLA, Clínica Portoazul and Oncomedica S.A. are regulated by the Superintendencia Nacional de Salud - Supersalud (Colombian Board of Health), an agency that authorizes, regulates and supervises the operation of entities providing healthcare services.
Also, since February 1, 2023, Dentegra Seguros Dentales, S.A. is a subsidiary of the Company, which is supervised by the Comisión Nacional de Seguros y Fianzas – CNSF (Mexican Commission of Insurers). CNSF authorizes, regulates and supervises the operations of entities that provide insurers services.